Fair Value Measurements, Derivative Instruments and Hedging Activities and Financial Risk - Fuel Derivatives Outstanding (Details) - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017
Derivative [Line Items]
Gains (losses) on fuel derivatives, net	$ 0	$ 59	$ 35
Fuel
Derivative [Line Items]
Unrealized gains on fuel derivatives, net	0	94	227
Realized losses on fuel derivatives, net	0	(35)	(192)
Gains (losses) on fuel derivatives, net	$ 0	$ 59	$ 35